Allspring Funds Management, LLC
1415 Vantage Park Drive, 3rd Floor
Charlotte, NC 28203

November 2, 2023

Via EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re: Allspring Funds Trust (the “Trust”)
Post-Effective Amendment No. 809 to Registration Statement
No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Act”), the Trust hereby certifies that (i) for each fund listed in Exhibit A, the form of prospectuses and Statement of Additional Information that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectuses and Statement of Additional Information contained in the Trust’s recent post-effective amendment (Post-Effective Amendment No. 809 to Registration Statement No. 333-74295/811-09253) (the “Amendment”); and (ii) the text of the Amendment was filed electronically via EDGAR on October 25, 2023.

If you have any questions or would like further information, please call Maureen Towle at (617) 895-9401.

Sincerely,

/s/ Maureen Towle

Maureen Towle
Senior Counsel

EXHIBIT A

Allspring Funds Trust

Allspring California Limited-Term Tax-Free Fund
Allspring California Tax-Free Fund
Allspring High Yield Municipal Bond Fund
Allspring Intermediate Tax/AMT-Free Fund
Allspring Minnesota Tax-Free Fund
Allspring Municipal Bond Fund
Allspring Municipal Sustainability Fund
Allspring Pennsylvania Tax-Free Fund
Allspring Short-Term Municipal Bond Fund
Allspring Strategic Municipal Bond Fund
Allspring Ultra Short-Term Municipal Income Fund
Allspring Wisconsin Tax-Free Fund